Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Public Offering
Public Offering

Note 3 — Public Offering

Pursuant to the Initial Public Offering, the Company sold 5,000,000 units at a price of $10 per unit (the “public units”) for gross proceeds of $50,000,000. The units consist of one share of common stock and the right to receive one-tenth (1/10) of a share of common stock upon consummation of an initial business combination. The underwriting agreement called for an over-allotment option equal to 15% of the total number of units initially offered to the public. On June 10, 2021, the Company completed the Initial Public Offering (See Note 7) and on July 22, 2021 the underwriters’ over-allotment option was partially exercised resulting in an additional 91,196 units being sold at $10.00 per unit generating gross proceeds of $911,960.

Note 3 — Public Offering

Pursuant to the Initial Public Offering, the Company sold 5,000,000 units at a price of $10 per unit (the “public units”) for gross proceeds of $50,000,000. The units consist of one share of common stock and the right to receive one-tenth (1/10) of a share of common stock upon consummation of an initial business combination. The underwriting agreement called for an over-allotment option equal to 15% of the total number of units initially offered to the public. On June 10, 2021, the Company completed the Initial Public Offering (See Note 7) and on July 22, 2021 the underwriters’ over-allotment option was partially exercised resulting in an additional 91,196 units being sold at $10.00 per unit generating gross proceeds of $911,960.